Cover	Jun. 15, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Entity File Number	001-41102
Entity Registrant Name	Canna-Global Acquisition Corp
Entity Central Index Key	0001867443
Entity Tax Identification Number	86-3692449
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4640 Admiralty Way
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292
City Area Code	310
Local Phone Number	496-5700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.000001 per share and one redeemable warrant of one share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.000001 per share and one redeemable warrant of one share of Common Stock
Trading Symbol	CNGLU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	CNGL
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	CNGLW
Security Exchange Name	NASDAQ
Representative’s shares of Class A common stock
Title of 12(b) Security	Representative’s shares of Class A common stock
Trading Symbol	CNGL
Security Exchange Name	NASDAQ